Operating leases and finance leases	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 33 Operating leases and finance leases

Information on lease contracts classified as operating leases where UBS is the lessee is provided in Note 33a and information on finance leases where UBS acts as a lessor is provided in Note 33b.

a) Operating lease commitments

As of 31 December 2018, UBS was obligated under a number of non-cancelable operating leases for premises and equipment used primarily for banking purposes. The significant premises leases usually include renewal options and escalation clauses in line with general office rental market conditions, as well as rent adjustments based on price indices. However, the lease agreements do not contain contingent rent payment clauses and purchase options, nor do they impose any restrictions on UBS’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements.

  Refer to Note 1d for more information on the expected effects of adoption of IFRS 16, Leases, effective 1 January 2019

USD million	31.12.18
Expenses for operating leases to be recognized in:
2019	684
2020	647
2021	543
2022	489
2023	449
2024 and thereafter	1,877
Subtotal commitments for minimum payments under operating leases	4,688
Less: Sublease rental income commitments	250
Net commitments for minimum payments under operating leases	4,438

USD million	31.12.18	31.12.17	31.12.16
Gross operating lease expense recognized in the income statement	766	739	757
Sublease rental income	52	68	79
Net operating lease expense recognized in the income statement	714	671	678

b) Finance lease receivables

UBS leases a variety of assets to third parties under finance leases, such as commercial vehicles, production lines, medical equipment, construction equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease expenses cover the cost of the assets less their residual value as well as financing costs.

As of 31 December 2018, unguaranteed residual values of USD 156 million had been accrued, and the ECL stage 3 allowance for uncollectible minimum lease payments receivable amounted to USD 7 million. No contingent rents were received in 2018. Amounts in the table below are disclosed on a gross basis. The finance lease receivable in Note 17a of USD 1,091 million is presented net of expected credit loss allowances.

Lease receivables
USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107

UBS AG
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 33 Operating leases and finance leases

Information on lease contracts classified as operating leases where UBS AG is the lessee is provided in Note 33a and information on finance leases where UBS AG acts as a lessor is provided in Note 33b.

a) Operating lease commitments

As of 31 December 2018, UBS AG was obligated under a number of non-cancelable operating leases for premises and equipment used primarily for banking purposes. The significant premises leases usually include renewal options and escalation clauses in line with general office rental market conditions, as well as rent adjustments based on price indices. However, the lease agreements do not contain contingent rent payment clauses and purchase options, nor do they impose any restrictions on UBS AG’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements.

  Refer to Note 1d for more information on the expected effects of adoption of IFRS 16, Leases, effective 1 January 2019

USD million	31.12.18
Expenses for operating leases to be recognized in:
2019	658
2020	622
2021	528
2022	474
2023	434
2024 and thereafter	1,830
Subtotal commitments for minimum payments under operating leases	4,546
Less: Sublease rental income commitments	250
Net commitments for minimum payments under operating leases	4,296

USD million	31.12.18	31.12.17	31.12.16
Gross operating lease expense recognized in the income statement	663	697	745
Sublease rental income	52	68	79
Net operating lease expense recognized in the income statement	611	629	666

b) Finance lease receivables

UBS AG leases a variety of assets to third parties under finance leases, such as commercial vehicles, production lines, medical equipment, construction equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease expenses cover the cost of the assets less their residual value as well as financing costs.

As of 31 December 2018, unguaranteed residual values of USD 156 million had been accrued, and the ECL stage 3 allowance for uncollectible minimum lease payments receivable amounted to USD 7 million. No contingent rents were received in 2018. Amounts in the table below are disclosed on a gross basis. The finance lease receivable in Note 17a of USD 1,091 million is presented net of expected credit loss allowances.

Lease receivables
USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107